Grants and other liabilities	3 Months Ended
Mar. 31, 2018
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16. - Grants and other liabilities

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Grants	1,197,683	1,225,877
Other Liabilities	478,516	410,183
Grant and other non-current liabilities	1,676,199	1,636,060

As of March 31, 2018, the amount recorded in Grants corresponds primarily to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $763 million ($771 million as of December 31, 2017), which was primarily used to fully repay the Solana and Mojave short-term tranche of the loan with the Federal Financing Bank. The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $432 million ($452 million as of December 31, 2017). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” starting at the entry into operation of the plants. Total amount of income for these two types of grants for Solana and Mojave is $14.9 million and $15.0 million for the three-month periods ended March 31, 2018 and 2017, respectively.

Other liabilities mainly relate to the investment from Liberty Interactive Corporation (‘Liberty’) made on October 2, 2013 for an amount of $300 million. The investment was made in class A shares of Arizona Solar Holding, the holding of Solana Solar plant in the United States. Such investment was made in a tax equity partnership which permits the partners to have certain tax benefits such as accelerated depreciation and ITC. The investment is recorded as a liability for a total amount of $357 million as of March 31, 2018 ($352 million as of December 31, 2017). Additionally, other liabilities include $60 million of finance lease liabilities, further to the application of IFRS 16, Leases from January 1, 2018 (see Note 2).